FINANCIAL INSTRUMENTS (Details - 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current, including holdbacks	$ 1,487	$ 911
Past due amounts	2,627	1,076
Less: Allowance for doubtful accounts
Total accounts receivables, net	5,599	2,655
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Past due amounts	598	105
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Past due amounts	$ 3,514	$ 1,639